Note 6 - Inventory - Components of Inventory (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Raw materials		$ 98,370	$ 112,768
Finished goods		212,361	260,105
Work in process		126,102	151,709
Total current inventories		$ 436,833	$ 524,582